Property, Equipment and Software, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 110,029	$ 15,074	¥ 105,409	¥ 94,941
Property, equipment and software
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 75,600		¥ 71,000	¥ 60,500